Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Work in progress	[1]	$ 871
Raw materials	[2]	64	95
Total		$ 935	$ 95

[1]	Work in progress is in connection with two commenced projects to supply systems to European companies. No revenue has been recognized to date with respect to these projects.
[2]	As of December 31,2022 and 2021, the Company reduced its raw materials inventory to its net realizable value and recognized a loss of USD 2 thousand and USD 114 thousand, for the years 2022 and 2021, respectively